UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2015

Date of reporting period:  February 28, 2015

Item 1. Reports to Stockholders.

Annual Report
February 28, 2015

Bright Rock Mid Cap Growth Fund
Institutional Class Shares (BQMGX)
Investor Class Shares (BQMIX)

Bright Rock Quality Large Cap Fund
Institutional Class Shares (BQLCX)
Investor Class Shares (BQLIX)

Investment Adviser

Bright Rock Capital Management LLC
288 Union Street
Rockland, Massachusetts 02370

Phone:  1-866-273-7223

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3
ALLOCATION OF PORTFOLIO HOLDINGS	6
EXPENSE EXAMPLES	7
INVESTMENT HIGHLIGHTS	9
SCHEDULES OF INVESTMENTS	13
STATEMENTS OF ASSETS AND LIABILITIES	19
STATEMENTS OF OPERATIONS	20
STATEMENTS OF CHANGES IN NET ASSETS	21
FINANCIAL HIGHLIGHTS	23
NOTES TO FINANCIAL STATEMENTS	27
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	36
NOTICE OF PRIVACY POLICY & PRACTICES	37
ADDITIONAL INFORMATION	38

Dear Shareholder:

2014 was the third year of double digit returns in the S&P 500 Index and the sixth year of a bull market in stocks. The past three years are notable, not only for healthy equity returns, but also for the relatively low number of large daily swings in stock prices versus history. In industry parlance, we have been in a low volatility market. The typically volatile equity “roller coaster ride” seemed more like a pleasant drive up a well paved road on a tall scenic mountain, with only an occasional pothole causing mild discomfort. Even bonds, which many market commentators said would decline in 2014, posted positive returns.

U.S. Economy
2014 did not have a strong start to the year.  CEOs, market commentators and the Fed all pointed to bad weather as a drag on economic growth in the first three months of the year. This concern, along with the Russian annexation of Crimea and a continued pull back in bond buying by the Federal Reserve, gave investors a lot to think about.

We saw a reversal in the second quarter. The strength and magnitude of the rebound in the spring caught many economists by surprise.  Downward revisions in U.S. growth were scratched, replaced with more optimistic views for the second half of the year.

The third quarter was characterized by significant movement in equity indices that, ultimately, resulted in only modest gains. The quarter got off to a rough start due to fighting in Gaza, the Russian/Ukrainian conflict and an Argentinian debt default. However, stocks were ultimately buoyed by commentary from the Fed indicating that rates would remain low as well as generally favorable U.S. economic data and good earnings reports.  Bonds were fairly flat in the quarter after a surprisingly good first half. On one hand, demand for U.S. government issued debt remains strong globally due to the comparatively higher yield versus other developed countries.  On the other hand, it is widely anticipated that the Fed will start raising short rates in mid-2015.

While there was certainly a wall of worry to climb over the last twelve months (Ukraine, ISIS, Ebola, sluggish global growth, rate uncertainty), there were many good reasons for a strong U.S. market: persistently low U.S. interest rates, economic growth which outpaced other developed markets, dropping unemployment, improving consumer confidence and strong corporate profitability. While large U.S. stocks turned in another exceptional year, not all asset classes did well. Non-U.S. and commodity linked performance is a case in point.

U.S. Markets
The S&P 500 Index posted new all-time index highs 58 times in 2014, which is the most since 1995 and ranks third since 1928. The move higher was powered by more defensive sectors, Utilities and Healthcare, although Technology stocks also performed well.  More economically sensitive sectors such as Energy and Materials under-performed due primarily to reduced global demand for commodities and oil. Confounding skeptics, long-term interest rates dropped over the course of 2014.

According to an Investment News article*, in early 2014, 72 economists were polled on their view about interest rates for the coming year. All 72 predicted higher rates in 2014 – all were wrong. The 10 year treasury rate which started the year at 3.04% finished 2014 substantially lower at 2.17%.  As of February 28, 2015, the 10 year U.S. treasury rate was

1.99%, however yields fell as low as 1.64% in January on news about Europe’s stimulus plan and signals at home that short term interest rates may start to rise later than expected.

Quality Large Cap Fund:
For the twelve month period ended February 28, 2015, the Institutional Class shares of the fund returned 12.83%, behind the S&P 500 Index which returned 15.51% over the same twelve month period.  Sector positioning detracted from performance.  Two small sectors of the S&P 500 - Materials and Telecom-underperformed the overall market.  The fund’s overweight to these sectors detracted from relative performance, however stock selection (Wisconsin Energy +19.59%, Westar +17.39%, and Comcast +16.69%) helped.  Health Care (+23.5%) and Technology (+22.5%) performed well over the period.  Both sectors are relatively large components of the S&P 500.  The fund’s underweight to both these sectors negatively impacted performance.  Gilead (+26.37%) and McKesson (+18.19%) in Health Care and Cognizant (+35.24%) and Microsoft (+19.25%) in Technology were strong performers for the fund.

Mid Cap Growth Fund:
For the twelve month period ended February 28, 2015, the Institutional Class shares of the fund returned 11.41%, behind the Russell Midcap Growth Index, which returned 13.10%. Fund performance improved in the later half of the year.  During the final three months of 2014 the fund returned 7.92%, outperforming the Russell Midcap Growth Index, which returned 5.84%. Year to date (through 2/28/15) performance has also been strong with the fund returning 5.63% compared to the Russell Midcap Index return of 5.08%.  Monster Beverage (+91.02%) received a nice lift with the news that Pepsi acquired a large ownership interest in the company. Edwards Lifescience also performed well returning 90.68%.  Exposure to energy related companies detracted from performance with Continental Resources (-27.42%) and Cameron International (-23.45%) notable underperformers.

Looking Forward
While Russia has injected some additional geo-political risk into the investment landscape and extreme weather can complicate economic data, we view the Federal Reserve’s inevitable action to raise rates in a favorable light. While this may serve to temper economic growth, it is also an indication that the U.S. economy is actually in reasonably good condition.  Interest rates on government issued securities have been kept at historic lows to ensure consumer and corporate access to cheap debt. This has been a critical stimulator of growth since the 2008-09 credit crunch. The fact that the Fed no longer views this as necessary suggests that other, more typical drivers of economic growth are taking over.

Looking ahead to 2015, the threat of higher interest rates is a headwind for economic growth and a dropping oil price is clearly a negative for the energy sector. These concerns are more than offset by the benefits for consumers of lower oil prices, dropping unemployment, and a still-healthy corporate sector. On balance, we would anticipate continued U.S. economic growth in 2015.

Large cap stocks, based on price-to-earnings ratios, are considered fairly valued versus historical averages. Based on the current environment, we would expect the potential for more modest gains for large cap equities in 2015 than what has been experienced in recent years.

With yields in most other developed countries substantially below U.S. yields, as well as the disinflationary effect of lower oil prices, the timing and magnitude of an interest rate rise is difficult to call.

Sincerely,

Doug Butler, CFA, CFP®	Jason Lilly, CFA, CFP®	David B. Smith, CFA
Portfolio Manager	Portfolio Manager	Portfolio Manager

*March 9th 2015 Investments News “Zero-Coupon Bonds Offer Certainty” by Keith Lanton.

Past performance is not a guarantee of future results.

Opinions expressed are those of Bright Rock Capital Management, LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in mid cap companies can involve additional risks such as limited liquidity and greater volatility. Investments in foreign securities can exhibit greater volatility. Additional risks include political, economic, and currency risks as well as differences in accounting methods. These risks can be greater for investments in emerging markets. The Funds will bear their share of the fees and expenses of investments in underlying funds or ETFs. Shareholders will pay higher expenses than would be the case if making direct investments in underlying funds or ETFs. Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange on which they trade, which may impact a fund’s ability to sell its shares. The Funds may use options and futures contracts which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of the securities prices, interest rates and currency exchange rates. This investment may not be suitable for all investors. The Funds may engage in short sales, which could  result in such a Fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.

The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.  The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Price-to-earnings ratio is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

Diversification does not assure a profit nor protect against loss in a declining market.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings, please refer to the Schedule of Investments included in this report.

Must be preceded or accompanied by a prospectus.

The Bright Rock Funds are distributed by Quasar Distributors, LLC.

Bright Rock Funds
Allocation of Portfolio Holdings as of February 28, 2015

Bright Rock Mid Cap Growth Fund
(% of Investments)

Bright Rock Quality Large Cap Fund
(% of Investments)

Bright Rock Funds
Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 - February 28, 2015).

Actual Expenses

The first line of each of the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each of the tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will

Bright Rock Funds
Expense Examples (Unaudited) (Continued)

not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Mid Cap Growth Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2014 –
	September 1, 2014	February 28, 2015	February 28, 2015*
Actual	$1,000.00	$1,091.60	$6.48
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.60	$6.26

*	Expenses are equal to the Institutional Class’ annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Mid Cap Growth Fund – Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2014 –
	September 1, 2014	February 28, 2015	February 28, 2015*
Actual	$1,000.00	$1,089.80	$7.77
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.36	$7.50

*	Expenses are equal to the Investor Class’ annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Quality Large Cap Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2014 –
	September 1, 2014	February 28, 2015	February 28, 2015*
Actual	$1,000.00	$1,029.80	$4.53
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.33	$4.51

*	Expenses are equal to the Institutional Class’ annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Quality Large Cap Fund – Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2014 –
	September 1, 2014	February 28, 2015	February 28, 2015*
Actual	$1,000.00	$1,028.50	$5.78
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.09	$5.76

*	Expenses are equal to the Investor Class’ annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited)

Average Annual Returns – For Periods Ended February 28, 2015

			Since	Since
	One	Three	Inception	Inception
	Year	Years	(5/26/10)	(1/17/12)
Bright Rock Mid Cap Growth Fund
Institutional Class	11.41%	10.70%	12.06%	N/A
Investor Class	11.64%	11.58%	N/A	13.61%
Russell Midcap Growth Total Return Index	13.10%	18.16%	18.86%	20.33%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graphs illustrate performance of a hypothetical investment made in the Fund and a broad-based securities index on May 26, 2010 and January 17, 2012, the inception dates of the Institutional and Investor classes, respectively. The graphs do not reflect any future performance.

The Russell Midcap Growth Total Return Index measures the performance of the mid-cap growth segment of U.S. equity universe. One cannot invest directly in an index.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Bright Rock Mid Cap Growth Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Mid Cap Growth Fund – Investor Class
Growth of $10,000 Investment

*  Inception Date

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited)

Average Annual Returns – For Periods Ended February 28, 2015

			Since	Since
	One	Three	Inception	Inception
	Year	Years	(5/26/10)	(1/17/12)
Bright Rock Quality Large Cap Fund
Institutional Class	12.83%	16.00%	15.45%	N/A
Investor Class	12.66%	16.41%	N/A	17.99%
S&P 500 Total Return Index	15.51%	18.00%	17.78%	19.45%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graphs illustrate performance of a hypothetical investment made in the Fund and a broad-based securities index on May 26, 2010 and January 17, 2012, the inception dates of the Institutional and Investor classes, respectively. The graphs do not reflect any future performance.

The S&P 500 Total Return Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited) (Continued)

Bright Rock Quality Large Cap Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Quality Large Cap Fund – Investor Class
Growth of $10,000 Investment

*  Inception Date

Bright Rock Mid Cap Growth Fund
Schedule of Investments
February 28, 2015

	Shares	Value
COMMON STOCKS – 93.66%

Auto Components – 2.55%
Gentex Corp.	69,200	$1,219,304

Beverages – 3.39%
Monster Beverage Corp. (a)	11,500	1,622,880

Capital Markets – 5.27%
Eaton Vance Corp.	28,400	1,195,640
SEI Investments Co.	24,400	1,050,176
Waddell & Reed Financial, Inc.	5,600	276,976
		2,522,792
Chemicals – 6.38%
Airgas, Inc.	9,600	1,125,312
Albemarle Corp.	6,400	362,048
Sherwin-Williams Co.	5,500	1,568,600
		3,055,960
Commercial Services & Supplies – 7.50%
Copart, Inc. (a)	32,100	1,201,182
Rollins, Inc.	41,000	1,375,140
Stericycle, Inc. (a)	7,500	1,012,275
		3,588,597
Distributors – 1.84%
LKQ Corp. (a)	35,800	879,785

Electronic Equipment, Instruments & Components – 4.80%
IPG Photonics Corp. (a)	15,000	1,438,500
Trimble Navigation Ltd. (a)	32,900	860,006
		2,298,506
Energy Equipment & Services – 3.22%
Cameron International Corp. (a)	16,500	776,820
Oceaneering International, Inc.	14,000	763,420
		1,540,240
Food Products – 5.26%
Flowers Foods, Inc.	50,000	1,082,000

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2015

	Shares	Value
Food Products – 5.26% (Continued)
WhiteWave Foods Co. (a)	35,000	$1,433,250
		2,515,250
Health Care Equipment & Supplies – 10.14%
Edwards Lifesciences Corp. (a)	7,000	931,140
IDEXX Laboratories, Inc. (a)	12,700	1,991,741
ResMed, Inc.	30,000	1,930,800
		4,853,681
Health Care Providers & Services – 2.84%
MEDNAX, Inc. (a)	19,000	1,357,930

Household Products – 2.67%
Church & Dwight Co., Inc.	15,000	1,277,100

IT Services – 4.04%
Jack Henry & Associates, Inc.	29,500	1,932,250

Life Sciences Tools & Services – 2.43%
Mettler-Toledo International, Inc. (a)	3,700	1,162,429

Machinery – 2.66%
Valmont Industries, Inc.	10,200	1,271,430

Multiline Retail – 1.33%
Dollar Tree, Inc. (a)	8,000	637,440

Oil, Gas & Consumable Fuels – 3.07%
Continental Resources, Inc. (a)	14,400	640,656
EQT Corp.	10,400	830,024
		1,470,680
Road & Rail – 2.55%
JB Hunt Transport Services, Inc.	14,300	1,222,650

Semiconductors & Semiconductor Equipment – 5.75%
Analog Devices, Inc.	9,000	526,860
Linear Technology Corp.	23,000	1,108,255
Microchip Technology, Inc.	21,800	1,117,686
		2,752,801

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2015

	Shares	Value
Software – 7.74%
FactSet Research Systems, Inc.	10,500	$1,633,275
Red Hat, Inc. (a)	30,000	2,073,600
		3,706,875
Specialty Retail – 6.13%
PetSmart, Inc.	10,100	837,391
Tractor Supply Co.	23,800	2,097,256
		2,934,647
Trading Companies & Distributors – 2.10%
MSC Industrial Direct Co., Inc.	13,750	1,003,613
TOTAL COMMON STOCKS (Cost $33,630,950)		44,826,840

EXCHANGE TRADED FUNDS – 5.56%
Guggenheim S&P Midcap 400 Pure Growth ETF	10,000	1,291,400
SPDR S&P MidCap 400 EFT Trust	5,000	1,371,000
TOTAL EXCHANGE TRADED FUNDS (Cost $2,484,742)		2,662,400

SHORT-TERM INVESTMENTS – 0.80%

Other Investment Pools and Funds – 0.80%
Fidelity Institutional Money Market Portfolio 0.056% (b)	382,306	382,306
TOTAL SHORT-TERM INVESTMENTS (Cost $382,306)		382,306
Total Investments (Cost $36,497,998) – 100.02%		47,871,546
Liabilities in Excess of Other Assets – (0.02%)		(9,446)
TOTAL NET ASSETS – 100.00%		$47,862,100

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate as of February 28, 2015.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments
February 28, 2015

	Shares	Value
COMMON STOCKS – 94.41%

Aerospace & Defense – 2.63%
United Technologies Corp.	39,000	$4,754,490

Air Freight & Logistics – 2.18%
CH Robinson Worldwide, Inc.	53,000	3,937,900

Banks – 3.18%
Wells Fargo & Co.	105,000	5,752,950

Beverages – 2.68%
PepsiCo, Inc.	49,000	4,850,020

Biotechnology – 3.61%
Gilead Sciences, Inc. (a)	63,000	6,522,390

Capital Markets – 3.37%
Franklin Resources, Inc.	44,000	2,368,520
T. Price Rowe Group, Inc.	45,000	3,717,000
		6,085,520
Chemicals – 9.73%
Ecolab, Inc.	35,000	4,043,900
LyondellBasell Industries (b)	47,000	4,037,770
Monsanto Co.	47,000	5,660,210
Praxair, Inc.	30,000	3,837,000
		17,578,880
Diversified Telecommunication Services – 6.08%
AT&T, Inc.	153,000	5,287,680
Verizon Communications, Inc.	115,000	5,686,750
		10,974,430
Electric Utilities – 4.76%
Southern Co.	114,000	5,220,060
Westar Energy, Inc.	87,000	3,379,950
		8,600,010
Energy Equipment & Services – 5.74%
National Oilwell Varco, Inc.	70,000	3,804,500
Schlumberger Ltd. (b)	78,000	6,564,480
		10,368,980

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
February 28, 2015

	Shares	Value
Food & Staples Retailing – 6.22%
CVS Caremark Corp.	63,000	$6,543,810
Wal-Mart Stores, Inc.	56,000	4,700,080
		11,243,890
Food Products – 0.92%
General Mills, Inc.	31,000	1,667,490

Health Care Providers & Services – 2.40%
McKesson Corp.	19,000	4,345,300

Hotels, Restaurants & Leisure – 5.06%
McDonald’s Corp.	47,000	4,648,300
Starbucks Corp.	48,000	4,487,280
		9,135,580
Industrial Conglomerates – 3.35%
General Electric Co.	233,000	6,055,670

Insurance – 3.14%
Aflac, Inc.	91,000	5,664,750

IT Services – 2.49%
Cognizant Technology Solutions Corp. (a)	72,000	4,498,920

Media – 3.75%
Comcast Corp.	114,000	6,769,320

Multiline Retail – 1.40%
Target Corp.	33,000	2,535,390

Multi-Utilities – 2.88%
Wisconsin Energy Corp.	102,000	5,199,960

Oil, Gas & Consumable Fuels – 3.87%
Exxon Mobil Corp.	43,000	3,807,220
Occidental Petroleum Corp.	41,000	3,193,080
		7,000,300
Pharmaceuticals – 2.95%
Johnson & Johnson	52,000	5,330,520

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
February 28, 2015

	Shares	Value
Road & Rail – 1.86%
Union Pac Corp.	28,000	$3,367,280

Software – 2.01%
Citrix Systems, Inc. (a)	57,000	3,629,475

Specialty Retail – 3.87%
Home Depot, Inc.	61,000	6,999,750

Technology Hardware, Storage & Peripherals – 2.29%
EMC Corp.	143,000	4,138,420

Water Utilities – 1.99%
Aqua America, Inc.	136,000	3,595,840
TOTAL COMMON STOCKS (Cost $132,057,818)		170,603,425

EXCHANGE TRADED FUNDS – 4.22%
Health Care Select Sector SPDR Fund	21,000	1,516,200
Vanguard Information Technology ETF	56,000	6,115,760
TOTAL EXCHANGE TRADED FUNDS (Cost $6,982,702)		7,631,960

SHORT-TERM INVESTMENTS – 1.07%

Other Investment Pools and Funds – 1.07%
Fidelity Institutional Money Market Portfolio 0.074% (c)	1,942,338	1,942,338
TOTAL SHORT-TERM INVESTMENTS (Cost $1,942,338)		1,942,338
Total Investments (Cost $140,982,858) – 99.70%		180,177,723
Other Assets in Excess of Liabilities – 0.30%		541,535
TOTAL NET ASSETS – 100.00%		$180,719,258

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate as of February 28, 2015.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Assets and Liabilities
February 28, 2015

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
ASSETS
Investments, at value:
(Cost $36,497,998 and $140,982,858)	$47,871,546	$180,177,723
Receivable for Fund shares sold	55,924	333,887
Dividends and interest receivable	52,818	473,202
Other assets	2,002	2,617
TOTAL ASSETS	47,982,290	180,987,429

LIABILITIES
Payable for Fund shares redeemed	28,529	75,046
Payable to affiliates	23,989	50,540
Payable to Adviser	25,976	88,003
Payable to distributor	1	84
Accrued expenses and other liabilities	41,695	54,498
TOTAL LIABILITIES	120,190	268,171

NET ASSETS	$47,862,100	$180,719,258
Net assets consist of:
Paid-in capital	$36,159,199	$140,181,812
Accumulated net investment income (loss)	(10,099)	427,772
Accumulated net realized gain	339,452	914,809
Net unrealized appreciation on investments	11,373,548	39,194,865
NET ASSETS	$47,862,100	$180,719,258

INSTITUTIONAL CLASS SHARES
Net assets	47,850,673	180,570,797
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	3,446,700	12,255,945
Net asset value, redemption price
and offering price per share	$13.88	$14.73

INVESTOR CLASS SHARES
Net assets	11,427	148,461
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	801	9,883
Net asset value, redemption price
and offering price per share	$14.26	$15.02

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Operations
For the Year Ended February 28, 2015

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
INVESTMENT INCOME
Dividend income	$462,815	$4,069,606
Interest income	519	874
TOTAL INVESTMENT INCOME	463,334	4,070,480

EXPENSES
Management fees	326,731	1,084,413
Administration fees	56,853	164,424
Fund accounting fees	38,737	75,215
Transfer agent fees and expenses	36,555	46,832
Federal and state registration fees	29,588	32,275
Audit and tax fees	26,000	26,018
Legal fees	10,214	14,203
Chief Compliance Officer fees	7,991	7,865
Trustees’ fees	5,559	5,541
Custody fees	5,399	18,309
Reports to shareholders	4,670	14,415
Distribution (12b-1) fees – Investor Class	19	269
Other expenses	7,372	11,208
TOTAL EXPENSES	555,688	1,500,987
Less waivers and reimbursement
by Advisor (Note 4)	(11,095)	—
NET EXPENSES	544,593	1,500,987
NET INVESTMENT INCOME (LOSS)	(81,259)	2,569,493

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	3,632,350	9,055,971
Net change in unrealized
appreciation on investments	1,411,513	8,623,186
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	5,043,863	17,679,157
NET INCREASE IN NET ASSETS
FROM OPERATIONS	$4,962,604	$20,248,650

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	February 28, 2015	February 28, 2014
FROM OPERATIONS
Net investment loss	$(81,259)	$(166,290)
Net realized gain on investments	3,632,350	589,476
Net change in unrealized
appreciation on investments	1,411,513	5,857,046
Net increase in net assets from operations	4,962,604	6,280,232

FROM DISTRIBUTIONS
Net realized gain – Institutional Class	(3,739,564)	(501,340)
Net realized gain – Investor Class	(861)	(1)
Net decrease in net assets resulting
from distributions paid	(3,740,425)	(501,341)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	6,667,068	6,529,466
Proceeds from shares sold – Investor Class	10,000	—
Payments for shares
redeemed – Institutional Class	(6,010,907)	(5,079,433)
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Institutional Class	3,735,972	501,150
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Investor Class	861	1
Net increase in net assets
from capital share transactions	4,402,994	1,951,184
TOTAL INCREASE IN NET ASSETS	5,625,173	7,730,075

NET ASSETS
Beginning of Period	42,236,927	34,506,852
End of Period	$47,862,100	$42,236,927
ACCUMULATED NET
INVESTMENT LOSS	$(10,099)	$(20,320)

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	February 28, 2015	February 28, 2014
FROM OPERATIONS
Net investment income	$2,569,493	$1,778,086
Net realized gain on investments	9,055,971	14,370,314
Net change in unrealized
appreciation on investments	8,623,186	10,753,254
Net increase in net assets from operations	20,248,650	26,901,654

FROM DISTRIBUTIONS
Net investment income – Institutional Class	(2,592,520)	(1,595,077)
Net investment income – Investor Class	(1,428)	(336)
Net realized gain – Institutional Class	(15,358,718)	(9,552,184)
Net realized gain – Investor Class	(11,431)	(7,066)
Net decrease in net assets resulting
from distributions paid	(17,964,097)	(11,154,663)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	38,793,338	37,383,726
Proceeds from shares sold – Investor Class	167,957	153,408
Payments for shares
redeemed – Institutional Class	(27,776,247)	(29,944,838)
Payments for shares redeemed – Investor Class	(173,823)	—
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Institutional Class	15,308,475	9,538,006
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Investor Class	3,358	5
Net increase in net assets
from capital share transactions	26,323,058	17,130,307
TOTAL INCREASE IN NET ASSETS	28,607,611	32,877,298

NET ASSETS
Beginning of Period	152,111,647	119,234,349
End of Period	$180,719,258	$152,111,647
ACCUMULATED NET
INVESTMENT INCOME	$427,772	$452,227

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

				Year	Period
				Ended	Ended
				February	February
	Year Ended February 28,			29,	28,
	2015	2014	2013	2012	2011(1)

Net Asset Value, Beginning of Period	$13.61	$11.70	$12.01	$12.92	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.03)	(0.05)	(0.04)	(0.11)	(0.07)
Net realized and unrealized
gain (loss) on investments	1.47	2.12	0.40	(0.31)	3.08
Total from investment operations	1.44	2.07	0.36	(0.42)	3.01

Less distributions paid:
From net realized gain on investments	(1.17)	(0.16)	(0.67)	(0.49)	(0.09)
Total distributions paid	(1.17)	(0.16)	(0.67)	(0.49)	(0.09)

Net Asset Value, End of Period	$13.88	$13.61	$11.70	$12.01	$12.92
Total Return(3)	11.41%	17.75%	3.42%	(2.60)%	30.16%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$47,851	$42,237	$34,507	$30,262	$28,834
Ratio of expenses to average net assets
before waiver and reimbursements(4)	1.28%	1.34%	1.48%	1.51%	1.86%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.25%	1.25%	1.25%	1.33%	1.50%
Ratio of net investment loss to average net
assets before waiver and reimbursements(4)	(0.21)%	(0.52)%	(0.54)%	(1.07)%	(1.21)%
Ratio of net investment loss to average net
assets after waiver and reimbursements(4)	(0.18)%	(0.43)%	(0.31)%	(0.89)%	(0.85)%
Portfolio turnover rate(3)	62.9%	30.5%	140.1%	78.9%	43.2%

(1)	The Fund commenced operations on May 26, 2010.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund – Investor Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

				Period
				Ended
				February
	Year Ended February 28,			29,
	2015	2014	2013	2012(1)
Net Asset Value, Beginning of Period	$13.93	$11.85	$12.02	$11.22

Income (loss) from investment operations:
Net investment income (loss)(2)	(0.05)	0.08	0.20	(0.00	)(3)
Net realized and unrealized
gain on investments	1.55	2.16	0.30	0.80
Total from investment operations	1.50	2.24	0.50	0.80

Less distributions paid:
From net realized gain on investments	(1.17)	(0.16)	(0.67)	—
Total distributions paid	(1.17)	(0.16)	(0.67)	—

Net Asset Value, End of Period	$14.26	$13.93	$11.85	$12.02
Total Return(4)	11.64%	18.96%	4.60%	7.13%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$11	$67	$56	$54
Ratio of expenses to average net assets
before waiver and reimbursements(5)	1.53%	1.59%	1.73%	1.56%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.50%	1.50%	1.50%	1.50%
Ratio of net investment loss to average net
assets before waiver and reimbursements(5)	(0.46)%	(0.77)%	(0.79)%	(1.35)%
Ratio of net investment loss to average net
assets after waiver and reimbursements(5)	(0.43)%	(0.68)%	(0.56)%	(1.29)%
Portfolio turnover rate(4)	62.9%	30.5%	140.1%	78.9%

(1)	The Investor class shares commenced operations on January 17, 2012.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

				Year	Period
				Ended	Ended
				February	February
	Year Ended February 28,			29,	28,
	2015	2014	2013	2012	2011(1)

Net Asset Value, Beginning of Period	$14.63	$12.98	$12.12	$11.70	$10.00

Income (loss) from investment operations:
Net investment income(2)	0.23	0.18	0.19	0.19	0.10
Net realized and unrealized
gain on investments	1.54	2.62	1.39	0.63	1.71
Total from investment operations	1.77	2.80	1.58	0.82	1.81

Less distributions paid:
From investment loss	(0.24)	(0.17)	(0.19)	(0.17)	(0.07)
From net realized gain on investments	(1.43)	(0.98)	(0.53)	(0.23)	(0.04)
Total distributions paid	(1.67)	(1.15)	(0.72)	(0.40)	(0.11)

Net Asset Value, End of Period	$14.73	$14.63	$12.98	$12.12	$11.70
Total Return(3)	12.83%	21.93%	13.44%	7.49%	18.15%

Supplemental Data and Ratios:
Net assets at end of
period (000’s omitted)	$180,571	$151,960	$119,234	$95,676	$82,855
Ratio of expenses to
average net assets(4)	0.90%	0.92%	0.96%	1.06%	1.38%
Ratio of net investment income to
average net assets(4)	1.54%	1.28%	1.49%	1.66%	1.24%
Portfolio turnover rate(3)	36.2%	53.3%	42.3%	58.4%	25.9%

(1)	The Fund commenced operations on May 26, 2010.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund – Investor Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

				Period
				Ended
				February
	Year Ended February 28,			29,
	2015	2014	2013	2012(1)
Net Asset Value, Beginning of Period	$14.87	$13.11	$12.14	$11.44

Income (loss) from investment operations:
Net investment income(2)	0.19	0.20	0.30	0.03
Net realized and unrealized
gain on investments	1.59	2.70	1.38	0.67
Total from investment operations	1.78	2.90	1.68	0.70

Less distributions paid:
From investment loss(2)	(0.20)	(0.16)	(0.19)	—
From net realized gain on investments	(1.43)	(0.98)	(0.52)	—
Total distributions paid	(1.63)	(1.14)	(0.71)	—

Net Asset Value, End of Period	$15.02	$14.87	$13.11	$12.14
Total Return(3)	12.66%	22.47%	14.34%	6.12%

Supplemental Data and Ratios:
Net assets at end of
period (000’s omitted)	$148	$152	$61	$53
Ratio of expenses to
average net assets(4)	1.15%	1.17%	1.21%	1.33%
Ratio of net investment income to
average net assets(4)	1.79%	1.53%	1.74%	2.08%
Portfolio turnover rate(3)	36.2%	53.3%	42.3%	58.4%

(1)	The Investor class shares commenced operations on January 17, 2012.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Notes to Financial Statements
February 28, 2015

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Bright Rock Funds (the “Funds”), are comprised of the Bright Rock Mid Cap Growth Fund and the Bright Rock Quality Large Cap Fund, each representing a distinct series with their own investment objectives and policies within the Trust.  The investment objective of both Funds is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund has two share classes: Institutional Class and Investor Class shares. The Institutional Class shares of each Fund commenced operations on May 26, 2010.  The Investor Class shares of each Fund commenced operations on January 17, 2012.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Bright Rock Capital Management, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2015

world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurement and Financial Accounting Standards Board (“FASB”) Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2015:

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2015

Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$44,826,840	$—	$—	$44,826,840
Exchange Traded Fund	2,662,400	—	—	2,662,400
Total Equity	47,489,240	—	—	47,489,240
Short-Term Investments	382,306	—	—	382,306
Total Investments
in Securities	$47,871,546	$—	$—	$47,871,546

Quality Large Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$170,603,425	$—	$—	$170,603,425
Exchange-Traded Fund	7,631,960	—	—	7,631,960
Total Equity	178,235,385	—	—	178,235,385
Short-Term Investments	1,942,338	—	—	1,942,338
Total Investments
in Securities	$180,177,723	$—	$—	$180,177,723

During the year ended February 28, 2015, there were no transfers between levels for the Funds. The Funds did not hold any Level 3 securities during the period. The Funds did not hold financial derivative instruments during the periods presented.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2015

regulations, which may differ from GAAP.  These differences are either temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

(f)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class.  Most Fund expenses are allocated by class based on relative net assets.  12b-1 fees are expensed at 0.25% of average daily net assets of the Investor class shares of each Fund.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2015

(3)	Federal Tax Matters
The tax character of distributions paid to shareholders for the years ended February 28, 2015 and February 28, 2014 were as follows:

	Ordinary	Long-term
	Income	Capital Gain
Mid Cap Growth Fund
Year ended February 28, 2015	$—	$3,740,425
Year ended February 28, 2014	$—	$501,341
Quality Large Cap Fund
Year ended February 28, 2015	$5,471,892	$12,492,205
Year ended February 28, 2014	$3,211,333	$7,943,330

As of February 28, 2015, the components of accumulated earnings (losses) on a tax basis were as follows:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Cost basis of investments for
federal income tax purposes	$36,520,499	$141,117,127
Gross tax unrealized appreciation	$12,543,042	$40,274,807
Gross tax unrealized depreciation	(1,191,995)	(1,214,211)
Net tax unrealized appreciation	$11,351,047	$39,060,596
Undistributed ordinary income	$—	$427,772
Undistributed long-term capital gain	361,953	1,205,884
Total distributable earnings	$361,953	$1,633,656
Other accumulated loss	(10,099)	(156,806)
Total accumulated earnings	$11,702,901	$40,537,446

The difference between book-basis and tax-basis cost of investments is attributable to the tax deferral of wash sale losses.
On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Undistributed Net Investment Income	$91,480	$—
Accumulated Net Realized Gain	$—	$—
Paid-in Capital	$(91,480)	$—

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2015

At February 28, 2015, Bright Rock Mid Cap Growth Fund deferred, on a tax basis, post-December late year ordinary losses of $10,099.
At February 28, 2015, Bright Rock Quality Large Cap Fund deferred, on a tax basis, post-October capital losses of $156,806.

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of February 28, 2015.  Also, the Funds recognized no interest and penalties related to uncertain tax benefits in fiscal 2015.  At February 28, 2015, the fiscal years 2012 through 2015 remain open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Mid Cap Growth Fund, compensates the Adviser for its management services at the annual rate of 0.75% of the Fund’s average daily net assets.  The Trust, on behalf of the Quality Large Cap Fund, compensates the Adviser for its management services at the annual rate of 0.65% of the Fund’s average daily net assets.

The Adviser has agreed to waive its management fee and/or reimburse the Funds’ other expenses at least through June 28, 2016, at the discretion of the Adviser and Board of Trustees, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of any front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expense on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.25% and 1.50% for the Institutional and Investor classes, respectively, of each Funds’ average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
February 2016	$70,820	$—
February 2017	$42,364	$—
February 2018	$11,095	$—

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2015

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes them to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of each Fund’s Investor class shares average daily net assets for services to prospective Fund shareholders and distribution of Fund Shares.  During the year ended February 28, 2015, the Mid Cap Growth Fund and the Quality Large Cap Fund incurred expenses of $19 and $269 pursuant to the 12b-1 Plan, respectively.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS,” or the “Administrator”) acts as the Funds’ administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fees incurred for the year ended February 28, 2015, and owed as of February 28, 2015 are as follows:

	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$56,853	$9,215
Bright Rock Quality Large Cap Fund	$164,424	$27,117

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees incurred for the year ended February 28, 2015, and owed as of February 28, 2015 are as follows:

Fund Accounting	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$38,737	$6,468
Bright Rock Quality Large Cap Fund	$75,215	$12,618

Transfer Agency	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$36,555	$6,127
Bright Rock Quality Large Cap Fund	$46,832	$7,096

Custody	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$5,399	$855
Bright Rock Quality Large Cap Fund	$18,309	$2,511

The Funds each have a line of credit with US Bank (see Note 9).
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and U.S. Bank.

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2015

Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the period ended February 28, 2015, and owed as of February 28, 2015 are as follows:

	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$7,991	$1,324
Bright Rock Quality Large Cap Fund	$7,865	$1,198

(7)	Capital Share Transactions
Transactions in shares of the Funds were as follows:

	Year Ended	Year Ended
Mid Cap Growth Fund – Institutional Class	February 28, 2015	February 28, 2014
Shares Sold	494,804	519,152
Shares Reinvested	294,403	37,851
Shares Redeemed	(446,583)	(402,302)
Net Increase	342,624	154,701

	Year Ended	Year Ended
Mid Cap Growth Fund – Investor Class	February 28, 2015	February 28, 2014
Shares Sold	730	—
Shares Reinvested	66	—
Shares Redeemed	—	—
Net Increase	796	—

	Year Ended	Year Ended
Quality Large Cap Fund – Institutional Class	February 28, 2015	February 28, 2014
Shares Sold	2,581,830	2,630,827
Shares Reinvested	1,102,879	673,592
Shares Redeemed	(1,816,755)	(2,105,384)
Net Increase	1,867,954	1,199,035

	Year Ended	Year Ended
Quality Large Cap Fund – Investor Class	February 28, 015	February 28, 2014
Shares Sold	10,945	10,191
Shares Reinvested	237	—
Shares Redeemed	(11,495)	—
Net Increase	(313)	10,191

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2015

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended February 28, 2015 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Purchases	$27,393,190	$69,147,779
Sales	$26,873,973	$59,853,581

(9)	Line of Credit

The Funds each have lines of credit, maturing August 13, 2015, in the amount of $3,500,000 and $12,000,000 for the Mid Cap Growth and Quality Large Cap Funds, respectively. These unsecured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, US Bank. Interest will be accrued at the prime rate of 3.25% (as of February 28, 2015). The following table provides information regarding usage of the lines of credit for the year ended February 28, 2015. There was no outstanding balance on the line of credit as of February 28, 2015.

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Bright Rock Mid
Cap Growth Fund	2	$123,500	$ 22	$ 236,000	5/19/2014
Bright Rock Quality
Large Cap Fund	4	$765,000	$276	$1,013,000	8/22/2014

* Interest expense is included within other expenses on the Statement of Operations.

Bright Rock Funds
Report of Independent Registered Public Accounting Firm

To the Shareholders of Bright Rock Funds and
Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bright Rock Funds, consisting of Bright Rock Mid Cap Growth Fund and Bright Rock Quality Large Cap Fund (collectively, the “Funds”), each portfolios of the diversified series constituting Trust for Professional Managers, as of February 28, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of February 28, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, Wisconsin
April 29, 2015

Bright Rock Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Bright Rock Funds
Additional Information
(Unaudited)

Tax Information

The Funds designated the following percentages of ordinary dividends declared during the fiscal year ended February 28, 2015 as dividends qualifying for the dividends received deduction available to corporate shareholders:

Mid Cap Growth Fund	0.00%
Quality Large Cap Growth Fund	83.40%

The Funds designated the following percentages of ordinary dividends declared from net investment income during the fiscal year ended February 28, 2015, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

Mid Cap Growth Fund	0.00%
Quality Large Cap Growth Fund	84.76%

For the fiscal year ended February 28, 2015, taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(R)(2)(C) for each Fund were as follows:

Mid Cap Growth Fund	0.00%
Quality Large Cap Growth Fund	52.60%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-273-7223.

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	38	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 59		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	38	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 58		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

Jonas B. Siegel	Trustee	Indefinite	Retired. Managing	38	Independent
615 E. Michigan St.		Term; Since	Director, Chief		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Administrative		Multi-Asset
Age: 71		2009	Officer (“CAO”) and		Endowment Fund
			Chief Compliance		complex
			Officer (“CCO”),		(three closed-
			Granite Capital		end investment
			International Group,		companies);
			L.P. (an investment		Independent
			management firm)		Trustee, Gottex
			(1994–2011).		Multi-Alternatives
Fund complex
(three closed-
end investment
companies);
Independent
Manager, Ramius
IDF Fund
complex (two
closed-end
investment
companies);
Independent
Trustee, Gottex
Trust (an open-
end investment
company with
one portfolio).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	38	Trustee,
615 E. Michigan St.	and	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		(an open-end
Age: 52		2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John P. Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 57	Executive	2013	Services, LLC
	Officer		(2004–present).

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp Fund
Age: 41	and	2013	Services, LLC
	Principal		(2002–present).
Financial
and
Accounting
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 35		2005	(2004–present).

Adam W. Smith	Assistant	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.	Secretary	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		January 22,	Services, LLC
Age: 33		2015	(April 2012-present);
Research Associate,
Vista360, LLC (May
2010-April 2012),
Student, Marquette
University Law
School (August
2007-May 2012).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Anita M. Zagrodnik	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	President,
Milwaukee, WI 53202	Officer,	July 1,	U.S. Bancorp Fund
Age: 54	Vice	2014	Services, LLC
	President		(2014–present);
	and		Senior Vice President,
	Anti-Money		Ariel Investments,
	Laundering		LLC (2010–2013);
	Officer		Vice President,
Ariel Investments,
LLC (2003–2010).

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 32		2011	Services, LLC
(2008–present).

Peter J. Chappy	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 22,	U.S. Bancorp Fund
Age: 39		2015	Services, LLC
(2008-present).

Cullen O. Small	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 22,	U.S. Bancorp Fund
Age: 27		2015	Services, LLC
(2010-present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-273-7223. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-273-7223, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 1-866-273-7223 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

Bright Rock Funds

Investment Adviser
Bright Rock Capital Management LLC
288 Union Street
Rockland, Massachusetts 02370

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

BB-ANNUAL

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on May 9, 2011.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/2015	FYE 2/28/2014
Audit Fees	43,700	42,440
Audit-Related Fees	0	0
Tax Fees	10,200	9,900
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/28/2015	FYE 2/28/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 2/28/2015	FYE 2/28/2014
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed May 9, 2011.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*        /s/ John Buckel
John Buckel, President

Date      4/30/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ John Buckel
John Buckel, President

Date      4/30/2015

By (Signature and Title)*        /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date      4/30/2015

* Print the name and title of each signing officer under his or her signature.